FINANCIAL RISK MANAGEMENT - Interest rate risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INTEREST RATE RISK
FINANCIAL RISK MANAGEMENT
Percent of borrowings that are at a fixed rate of interest	91.00%	80.00%
Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	100.00%	100.00%
Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	100.00%	100.00%